EQUITY	12 Months Ended
Dec. 31, 2020
Equity [abstract]
EQUITY	EQUITY
Equity consists of the following:

AS AT DEC. 31 (MILLIONS)	Note	2020	2019
Preferred equity	(a)	$4,145	$4,145
Non-controlling interests	(b)	86,804	81,833
Common equity	(c)	31,693	30,868
		$122,642	$116,846
a)    Preferred Equity
Preferred equity includes perpetual preferred shares and rate-reset preferred shares and consists of the following:

	Average Rate
AS AT DEC. 31 (MILLIONS)	2020	2019	2020	2019
Perpetual preferred shares
Floating rate	1.76%	2.91%	$531	$531
Fixed rate	4.82%	4.82%	739	739
	3.54%	4.02%	1,270	1,270
Fixed rate-reset preferred shares	4.07%	4.28%	2,875	2,875
	3.91%	4.20%	$4,145	$4,145
Further details on each series of preferred shares are as follows:

		Issued and Outstanding
AS AT DEC. 31 (MILLIONS, EXCEPT PER SHARE INFORMATION)	Rate	2020	2019	2020	2019
Class A preferred shares
Perpetual preferred shares
Series 2	70% P	10,457,685	10,457,685	$169	$169
Series 4	70% P/8.5%	2,795,910	2,795,910	45	45
Series 8	Variable up to P	2,476,185	2,476,185	42	42
Series 13	70% P	9,290,096	9,290,096	195	195
Series 15	B.A. + 40 b.p.	2,000,000	2,000,000	42	42
Series 17	4.75%	7,840,204	7,840,204	171	171
Series 18	4.75%	7,866,749	7,866,749	178	178
Series 25	3-Month T-Bill + 230 b.p.	1,529,133	1,529,133	38	38
Series 36	4.85%	7,842,909	7,842,909	197	197
Series 37	4.90%	7,830,091	7,830,091	193	193
				1,270	1,270
Rate-reset preferred shares[2]
Series 9	2.75%	1,515,981	1,515,981	21	21
Series 24	3.01%	9,278,894	9,278,894	227	227
Series 26	3.47%	9,770,928	9,770,928	240	240
Series 28	2.73%	9,233,927	9,233,927	232	232
Series 30	4.69%	9,787,090	9,787,090	241	241
Series 32	5.06%	11,750,299	11,750,299	297	297
Series 34[3]	4.44%	9,876,735	9,876,735	253	253
Series 38[4]	3.57%	7,906,132	7,906,132	179	179
Series 40[5]	4.03%	11,841,025	11,841,025	271	271
Series 42[6]	3.25%	11,887,500	11,887,500	266	266
Series 44	5.00%	9,831,929	9,831,929	187	187
Series 46	4.80%	11,740,797	11,740,797	217	217
Series 48	4.75%	11,885,972	11,885,972	244	244
				2,875	2,875
Total				$4,145	$4,145
1.Rate determined quarterly.
2.Dividend rates are fixed for 5 to 6 years from the quarter end dates after issuance, June 30, 2011, March 31, 2012, June 30, 2012, December 31, 2012, September 30, 2013, March 31, 2014, June 30, 2014, December 31, 2014, December 31, 2015, December 31, 2016 and December 31, 2017, respectively and reset after 5 to 6 years to the 5-year Government of Canada bond rate plus between 180 and 417 basis points.
3.Dividend rate reset commenced March 31, 2019.
4.Dividend rate reset commenced March 31, 2020.
5.Dividend rate reset commenced September 30, 2019.
6.Dividend rate reset commenced June 30, 2020.
P – Prime Rate, B.A. – Bankers’ Acceptance Rate, b.p. – Basis Points.
The company is authorized to issue an unlimited number of Class A preferred shares and an unlimited number of Class AA preferred shares, issuable in series. No Class AA preferred shares have been issued.
The Class A preferred shares are entitled to preference over the Class A and Class B Limited Voting Shares (“Class A and B shares”) on the declaration of dividends and other distributions to shareholders. All series of the outstanding preferred shares have a par value of C$25.00 per share.
b)    Non-controlling Interests
Non-controlling interests represent the common and preferred equity in consolidated entities that are owned by other shareholders.

AS AT DEC. 31 (MILLIONS)	2020	2019
Common equity	$80,915	$76,557
Preferred equity	5,889	5,276
Total	$86,804	$81,833
Further information on non-controlling interests is provided in Note 4 – Subsidiaries.
c)    Common Equity
The company’s common equity is comprised of the following:

AS AT DEC. 31 (MILLIONS)	2020	2019
Common shares	$7,368	$7,305
Contributed surplus	285	286
Retained earnings	15,178	16,026
Ownership changes	2,691	1,010
Accumulated other comprehensive income	6,171	6,241
Common equity	$31,693	$30,868
The company is authorized to issue an unlimited number of Class A Limited Voting Shares ("Class A shares") and 85,120 Class B Limited Voting Shares ("Class B shares"). The company’s Class A shares and Class B shares have no stated par value. The holders of Class A shares and Class B shares rank on par with each other with respect to the payment of dividends and the return of capital on the liquidation, dissolution or winding up of the company or any other distribution of the assets of the company among its shareholders for the purpose of winding up its affairs. Holders of the Class A shares are entitled to elect half of the Board of Directors of the company and holders of the Class B shares are entitled to elect the other half of the Board of Directors. With respect to the Class A and Class B shares, there are no dilutive factors, material or otherwise, that would result in different diluted earnings per share between the classes. This relationship holds true irrespective of the number of dilutive instruments issued in either one of the respective classes of Class A and Class B shares, as both classes of shares participate equally, on a pro rata basis, in the dividends, earnings and net assets of the company, whether taken before or after dilutive instruments, regardless of which class of shares is diluted.
On April 1, 2020, the company completed a three-for-two stock split of the company’s outstanding Class A shares. All share count and per share disclosure are presented on a post-split basis.
The holders of the company’s Class A shares and Class B shares received cash dividends during 2020 of $0.48 per share (2019 – $0.43 per share).
The number of issued and outstanding Class A and Class B shares and unexercised options are as follows:

AS AT DEC. 31	2020	2019[1]
Class A shares[2]	1,510,635,291	1,509,208,521
Class B shares	85,120	85,120
Shares outstanding[2]	1,510,720,411	1,509,293,641
Unexercised options and other share-based plans[3]	62,975,947	70,018,161
Total diluted shares	1,573,696,358	1,579,311,802
1.Adjusted to reflect the three-for-two stock split effective on April 1, 2020.
2.Net of 64,197,815 Class A shares held by the company in respect of long-term compensation agreements as at December 31, 2020 (December 31, 2019 – 63,417,346).
3.Includes management share option plan and escrowed stock plan.
The authorized common share capital consists of an unlimited number of Class A shares and 85,120 Class B shares. Shares issued and outstanding changed as follows:

FOR THE YEARS ENDED DEC. 31	2020[1]	2019[1]
Outstanding, beginning of year[2]	1,509,293,641	1,432,714,261
Issued (repurchased)
Issuances	—	79,136,155
Repurchases	(8,932,576)	(10,782,801)
Long-term share ownership plans[3]	10,137,294	8,019,626
Dividend reinvestment plan and others	222,052	206,400
Outstanding, end of year[4]	1,510,720,411	1,509,293,641
1.Adjusted to reflect the three-for-two stock split effective on April 1, 2020.
2.Net of 63,417,346 Class A shares held by the company in respect of long-term compensation agreements as at December 31, 2019 (December 31, 2018 – 56,307,796).
3.Includes management share option plan and restricted stock plan.
4.Net of 64,197,815 Class A shares held by the company in respect of long-term compensation agreements as at December 31, 2020 (December 31, 2019 – 63,417,346).
Earnings Per Share
The components of basic and diluted earnings per share are summarized in the following table:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2020	2019
Net (loss) income attributable to shareholders	$(134)	$2,807
Preferred share dividends	(141)	(152)
Dilutive effect of conversion of subsidiary preferred shares	93	(74)
Net (loss) income available to shareholders	$(182)	$2,581

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2020	2019[1]
Weighted average – Class A and Class B shares	1,511.4	1,452.9
Dilutive effect of the conversion of options and escrowed shares using treasury stock method	—	35.5
Class A and Class B shares and share equivalents	1,511.4	1,488.4
1.Adjusted to reflect the three-for-two stock split effective on April 1, 2020.
Share-Based Compensation
The expense recognized for share-based compensation is summarized in the following table:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2020	2019
Expense arising from equity-settled share-based payment transactions	$89	$81
Expense arising from cash-settled share-based payment transactions	104	506
Total expense arising from share-based payment transactions	193	587
Effect of hedging program	(99)	(500)
Total expense included in consolidated income	$94	$87

The share-based payment plans are described below. There were no cancellations of or modifications to any of the plans during 2020 and 2019.
Equity-settled Share-based Awards
Management Share Option Plan
Options issued under the company’s Management Share Option Plan (“MSOP”) vest over a period of up to five years, expire 10 years after the grant date and are settled through issuance of Class A shares. The exercise price is equal to the market price at the grant date. For the year ended December 31, 2020, the total expense incurred with respect to MSOP totaled $24 million (2019 – $31 million).
The changes in the number of options during 2020 and 2019 were as follows:

	TSX			NYSE
	Number of Options (000’s)[1]	Weighted- Average Exercise Price		Number of Options (000’s)[2]	Weighted- Average Exercise Price
Outstanding as at January 1, 2020	—	C$	—	50,703	US$	22.69
Granted	—		—	3,341		45.21
Exercised	—		—	(6,382)		16.50
Cancelled	—		—	(295)		27.80
Outstanding as at December 31, 2020	—	C$	—	47,367	US$	25.08
1.Options to acquire TSX listed Class A shares.
2.Options to acquire NYSE listed Class A shares.

	TSX			NYSE
	Number of Options (000’s)[2]	Weighted- Average Exercise Price		Number of Options (000’s)[3]	Weighted- Average Exercise Price
Outstanding as at January 1, 2019[1]	1,185	C$	7.84	55,113	US$	19.68
Granted[1]	—		—	7,616		30.42
Exercised[1]	(1,185)		7.84	(11,747)		13.50
Cancelled[1]	—		—	(279)		26.68
Outstanding as at December 31, 2019[1]	—	C$	—	50,703	US$	22.69
1.Adjusted to reflect the three-for-two stock split effective on April 1, 2020.
2.Options to acquire TSX listed Class A shares.
3.Options to acquire NYSE listed Class A shares.
The weighted-average fair value of options granted for the year ended December 31, 2020 was $5.54 (2019 – $3.92), and was determined using the Black-Scholes valuation model, with inputs to the model as follows:

FOR THE YEARS ENDED DEC. 31	Unit	2020	2019[1]
Weighted-average share price	US$	45.21	30.42
Average term to exercise	Years	7.5	7.5
Share price volatility[2]	%	17.0	16.9
Liquidity discount	%	25.0	25.0
Weighted-average annual dividend yield	%	1.5	2.0
Risk-free rate	%	1.4	2.5
1.Adjusted to reflect the three-for-two stock split effective on April 1, 2020.
2.Share price volatility was determined based on historical share prices over a similar period to the average term to exercise.
At December 31, 2020, the following options to purchase Class A shares were outstanding:

		Options Outstanding (000’s)
Exercise Price	Weighted-Average Remaining Life	Vested	Unvested	Total
US$10.30 – US$15.35	1.0 years	2,254	—	2,254
US$15.58 – US$20.39	3.8 years	11,860	1,131	12,991
US$22.50 – US$26.93	5.9 years	14,280	7,010	21,290
US$29.48 – US$38.64	8.2 years	1,833	5,672	7,505
US$45.21	9.2 years	—	3,327	3,327
		30,227	17,140	47,367

At December 31, 2019, the following options to purchase Class A shares were outstanding:

		Options Outstanding (000’s)[1]
Exercise Price[1]	Weighted-Average Remaining Life	Vested	Unvested	Total
US$10.30 – US$15.35	1.6 years	5,619	—	5,619
US$15.58 – US$20.39	4.7 years	12,523	2,313	14,836
US$22.50 – US$26.93	6.8 years	11,371	11,271	22,642
US$29.48 – US$38.64	9.2 years	613	6,993	7,606
		30,126	20,577	50,703
1.Adjusted to reflect the three-for-two stock split effective on April 1, 2020.
Escrowed Stock Plan
The Escrowed Stock Plan (the “ES Plan”) provides executives with indirect ownership of Class A shares. Under the ES Plan, executives are granted common shares (the “ES Shares”) in one or more private companies that own Class A shares. The Class A shares are purchased on the open market with the purchase cost funded by the company. The ES shares generally vest over five years and must be held to the fifth anniversary of the grant date. At a date no more than ten years from the grant date, all outstanding ES shares will be exchanged for Class A shares issued by the company based on the market value of Class A shares at the time of the exchange. The number of Class A shares issued on exchange will be less than the Class A shares purchased under the ES Plan resulting in a net reduction in the number of Class A shares issued by the company.
During 2020, 3.8 million Class A shares were purchased in respect of ES shares granted to executives under the ES Plan (2019 – $16.0 million Class A shares) during the year. For the year ended December 31, 2020, the total expense incurred with respect to the ES Plan totaled $35 million (2019 – $25 million).
The weighted-average fair value of escrowed shares granted for the year ended December 31, 2020 was $5.54 (2019 – $4.54), and was determined using the Black-Scholes model of valuation with inputs to the model as follows:

FOR THE YEARS ENDED DEC. 31	Unit	2020	2019[1]
Weighted-average share price	US$	45.21	34.08
Average term to exercise	Years	7.5	8.5
Share price volatility[2]	%	17.0	17.3
Liquidity discount	%	25.0	25.0
Weighted-average annual dividend yield	%	1.5	1.8
Risk-free rate	%	1.4	2.1
1.Adjusted to reflect the three-for-two stock split effective on April 1, 2020.
2.Share price volatility was determined based on historical share prices over a similar period to the average term to exercise.
The change in the number of ES shares during 2020 and 2019 was as follows:

	Number of Units (000’s)	Weighted- Average Exercise Price
Outstanding at January 1, 2020	54,791	$25.82
Granted	3,841	45.21
Exercised	(11,613)	19.66
Cancelled	(303)	35.85
Outstanding at December 31, 2020	46,716	$28.88

	Number of Units (000’s)	Weighted- Average Exercise Price
Outstanding at January 1, 2019[1]	40,655	$22.18
Granted[1]	15,975	34.08
Exercised[1]	(1,613)	15.77
Cancelled[1]	(226)	$26.32
Outstanding at December 31, 2019[1]	54,791	25.82
1.Adjusted to reflect the three-for-two stock split effective on April 1, 2020.
Restricted Stock Plan
The Restricted Stock Plan awards executives with Class A shares purchased on the open market (“Restricted Shares”). Under the Restricted Stock Plan, Restricted Shares awarded vest over a period of up to five years, except for Restricted Shares awarded in lieu of a cash bonus, which may vest immediately. Vested and unvested Restricted Shares are subject to a hold period of up to five years. Holders of Restricted Shares are entitled to vote Restricted Shares and to receive associated dividends. Employee compensation expense for the Restricted Stock Plan is charged against income over the vesting period.
During 2020, Brookfield granted 1.0 million Class A shares (2019 – 1.2 million) pursuant to the terms and conditions of the Restricted Stock Plan, resulting in the recognition of $30 million (2019 – $25 million) of compensation expense.
Cash-settled Share-based Awards
Deferred Share Unit Plan and Restricted Share Unit Plan
The Deferred Share Unit Plan and Restricted Share Unit Plan provide for the issuance of DSUs and RSUs, respectively. Under these plans, qualifying employees and directors receive varying percentages of their annual incentive bonus or directors’ fees in the form of DSUs and RSUs. The DSUs and RSUs vest over periods of up to five years, and DSUs accumulate additional DSUs at the same rate as dividends on common shares based on the market value of the common shares at the time of the dividend. Participants are not allowed to convert DSUs and RSUs into cash until retirement or cessation of employment.
The value of the DSUs, when converted to cash, will be equivalent to the market value of the common shares at the time the conversion takes place. The value of the RSUs, when converted into cash, will be equivalent to the difference between the market price of equivalent number of common shares at the time the conversion takes place and the market price on the date the RSUs are granted. The company uses equity derivative contracts to offset its exposure to the change in share prices in respect of vested and unvested DSUs and RSUs. The fair value of the vested DSUs and RSUs as at December 31, 2020 was $1.3 billion (2019 – $1.4 billion).
Employee compensation expense for these plans is charged against income over the vesting period of the DSUs and RSUs. The amount payable by the company in respect of vested DSUs and RSUs changes as a result of dividends and share price movements. All of the amounts attributable to changes in the amounts payable by the company are recorded as employee compensation expense in the period of the change. For the year ended December 31, 2020, employee compensation expense totaled $5 million (2019 – $7 million), net of the impact of hedging arrangements.
The change in the number of DSUs and RSUs during 2020 and 2019 was as follows:

	DSUs	RSUs
	Number of Units (000’s)	Number of Units (000’s)		Weighted- Average Exercise Price
Outstanding at January 1, 2020	21,204	15,810	C$	6.14
Granted and reinvested	623	—		—
Exercised and cancelled	(3,106)	(2,131)		6.35
Outstanding at December 31, 2020	18,721	13,679	C$	6.10

	DSUs	RSUs
	Number of Units (000’s)	Number of Units (000’s)		Weighted- Average Exercise Price
Outstanding at January 1, 2019[1]	21,956	15,810	C$	6.14
Granted and reinvested[1]	799	—		—
Exercised and cancelled[1]	(1,551)	—		—
Outstanding at December 31, 2019[1]	21,204	15,810	C$	6.14
1.Adjusted to reflect the three-for-two stock split effective on April 1, 2020.
The fair value of each DSU is equal to the traded price of the company’s common shares.

	Unit	Dec. 31, 2020	Dec. 31, 2019[1]
Share price on date of measurement	C$	52.62	50.02
Share price on date of measurement	US$	41.27	38.53
1.Adjusted to reflect the three-for-two stock split effective on April 1, 2020.
The fair value of RSUs was determined primarily using the following inputs:

	Unit	Dec. 31, 2020	Dec. 31, 2019[1]
Share price on date of measurement	C$	52.62	50.02
Weighted-average fair value of a unit	C$	46.52	43.88
1.Adjusted to reflect the three-for-two stock split effective on April 1, 2020.